Provisions - Summary of Current Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Beginning balance for the period	₺ 192,442
Ending balance for the period	835,199	₺ 192,442
Current provision [member]
Disclosure of other provisions [line items]
Beginning balance for the period	192,442	152,115
Provisions recognized/(reversed)	901,606	392,247
Amounts used	(264,268)	(354,288)
Transfer from non-currentprovisions	2,258	1,526
Unwinding of discount	2,531
Effect of changes in exchange rates	630	842
Ending balance for the period	835,199	192,442
Current provision [member] | Legal [member]
Disclosure of other provisions [line items]
Beginning balance for the period	18,266	10,260
Provisions recognized/(reversed)	583,788	140,457
Amounts used	(1,188)	(134,019)
Transfer from non-currentprovisions	2,258	1,526
Unwinding of discount	2,531
Effect of changes in exchange rates	24	42
Ending balance for the period	605,679	18,266
Current provision [member] | Bonus [member]
Disclosure of other provisions [line items]
Beginning balance for the period	173,391	141,855
Provisions recognized/(reversed)	318,603	251,005
Amounts used	(263,080)	(220,269)
Effect of changes in exchange rates	606	800
Ending balance for the period	229,520	173,391
Current provision [member] | Other [member]
Disclosure of other provisions [line items]
Beginning balance for the period	785
Provisions recognized/(reversed)	₺ (785)	785
Ending balance for the period		₺ 785